Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Disclosure - Significant Accounting Policies [Abstract]
Significant Accounting Policies
2. Significant Accounting Policies
The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The Consolidated Financial Statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. While management believes that the amounts included in the Consolidated Financial Statements reflect its best estimates and assumptions, actual results could differ from those estimates. The Company’s principal estimates include:

•	Non-life reserves;

•	Life and health reserves;

•	Gross and net premiums written and net premiums earned;

•	Recoverability of deferred acquisition costs;

•	Recoverability of deferred tax assets;

•	Valuation of goodwill and intangible assets; and

•	Valuation of certain assets and derivative financial instruments that are measured using significant unobservable inputs.
The following are the Company’s significant accounting policies:
(a) Premiums
Gross premiums written and earned are based upon reports received from ceding companies, supplemented by the Company’s own estimates of premiums written and earned for which ceding company reports have not been received. The determination of premium estimates requires a review of the Company’s experience with cedants, familiarity with each market, an understanding of the characteristics of each line of business and management’s assessment of the impact of various other factors on the volume of business written and ceded to the Company. Premium estimates are updated as new information is received from cedants and differences between such estimates and actual amounts are recorded in the period in which the estimates are changed or the actual amounts are determined. Net premiums written and earned are presented net of ceded premiums, which represent the cost of retrocessional protection purchased by the Company. Premiums are earned on a basis that is consistent with the risks covered under the terms of the reinsurance contracts, which is generally one to two years. For U.S. and European wind and certain other risks, premiums are earned commensurate with the seasonality of the underlying exposure. Reinstatement premiums are recognized as written and earned at the time a loss event occurs, where coverage limits for the remaining life of the contract are reinstated under pre-defined contract terms. The accrual of reinstatement premiums is based on management’s estimate of losses and loss expenses associated with the loss event. Unearned premiums represent the portion of premiums written which is applicable to the unexpired risks under contracts in force.
Premiums related to individual life and annuity business are recorded over the premium-paying period on the underlying policies. Premiums on annuity and universal life contracts for which there is no significant mortality or critical illness risk are accounted for in a manner consistent with accounting for interest-bearing financial instruments and are not reported as revenues, but rather as direct deposits to the contract. Amounts assessed against annuity and universal life policyholders are recognized as revenue in the period assessed.
(b) Losses and Loss Expenses and Non-life and Life and Health Reserves
The liability for non-life reserves includes amounts determined from loss reports on individual treaties (case reserves), additional case reserves when the Company’s loss estimate is higher than reported by the cedants (ACRs) and amounts for losses incurred but not yet reported to the Company (IBNR). Such reserves are estimated by management based upon reports received from ceding companies, supplemented by the Company’s own actuarial estimates of reserves for which ceding company reports have not been received, and based on the Company’s own historical experience. To the extent that the Company’s own historical experience is inadequate for estimating reserves, such estimates may be determined based upon industry experience and management’s judgment. The estimates are continually reviewed and the ultimate liability may be in excess of, or less than, the amounts provided. Any adjustments are reflected in the periods in which they are determined, which may affect the Company’s operating results in future periods.
The liability for life and health reserves have been established based upon information reported by ceding companies, supplemented by the Company’s actuarial estimates of mortality, critical illness, persistency and future investment income, with appropriate provision to reflect uncertainty. Future policy benefit reserves for annuity and universal life contracts are carried at their accumulated values. Reserves for policy claims and benefits include both mortality and critical illness claims in the process of settlement, and claims that have been incurred but not yet reported.
The Company purchases retrocessional contracts to reduce its exposure to risk of losses on reinsurance assumed. Reinsurance recoverable on paid and unpaid losses involves actuarial estimates consistent with those used to establish the associated liabilities for non-life and life and health reserves.
(c) Deferred Acquisition Costs
Acquisition costs, comprising incremental brokerage fees, commissions and excise taxes, which vary directly with, and are related to, the acquisition of reinsurance contracts, are capitalized and charged to expense as the related premium is earned. All other acquisition related costs, including all indirect costs, are expensed as incurred.
Acquisition costs related to individual life and annuity contracts are deferred and amortized over the premium-paying periods in proportion to anticipated premium income, allowing for lapses, terminations and anticipated investment income. Acquisition costs related to universal life and single premium annuity contracts for which there is no significant mortality or critical illness risk are deferred and amortized over the lives of the contracts as a percentage of the estimated gross profits expected to be realized on the contracts.
Actual and anticipated losses and loss expenses, other costs, and investment income related to underlying premiums are considered in determining the recoverability of deferred acquisition costs related to the Company’s Non-life business. Actual and anticipated loss experience, together with the present value of future gross premiums, the present value of future benefits, and settlement and maintenance costs are considered in determining the recoverability of deferred acquisition costs related to the Company’s Life business.
(d) Funds Held by Reinsured Companies (Cedants)
The Company writes certain business on a funds held basis. Under such contractual arrangements, the cedant retains the premiums that would have otherwise been paid to the Company and the Company earns interest on these funds. With the exception of those arrangements discussed below, the Company generally earns investment income on the funds held balances based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR).
In certain circumstances, the Company may receive an investment return based upon either the result of a pool of assets held by the cedant, generally used to collateralize the funds held balance, or the investment return earned by the cedant on its entire investment portfolio. In these arrangements, gross investment returns are typically reflected in net investment income with a corresponding increase or decrease (net of a spread) being recorded in losses and loss expenses in the Company’s Consolidated Statements of Operations. In these arrangements, the Company is exposed, to a limited extent, to the underlying credit risk of the pool of assets inasmuch as the underlying life policies may have guaranteed minimum returns. In such cases, an embedded derivative exists and its fair value is recorded by the Company as an increase or decrease to the funds held balance.
(e) Deposit Assets and Liabilities
In the normal course of its operations, the Company writes certain contracts that do not meet the risk transfer provisions of U.S. GAAP. While these contracts do not meet risk transfer provisions for accounting purposes, there is a remote possibility that the Company will suffer a loss. The Company accounts for these contracts using the deposit accounting method, originally recording deposit liabilities for an amount equivalent to the consideration received. The consideration to be retained by the Company, irrespective of the experience of the contracts, is earned over the expected settlement period of the contracts, with any unearned portion recorded as a component of deposit liabilities. Actuarial studies are used to estimate the final liabilities under these contracts and the appropriate accretion rates to increase or decrease the liabilities over the term of the contracts. The change for the period is recorded in other income or loss in the Consolidated Statements of Operations.
Under some of these contracts, cedants retain the assets on a funds-held basis. In those cases, the Company records those assets as deposit assets and records the related income in net investment income in the Consolidated Statements of Operations.
(f) Investments
The Company elects the fair value option for all of its fixed maturities, short-term investments, equities and certain other invested assets (excluding those that are accounted for using the cost or equity methods of accounting). All changes in the fair value of investments are recorded in net realized and unrealized investment gains or losses in the Consolidated Statements of Operations. The Company defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company measures the fair value of financial instruments according to a fair value hierarchy that prioritizes the information used to measure fair value into three broad levels. The Company’s policy is to recognize transfers between the hierarchy levels at the beginning of the period. See Note 3 for additional information on fair value.
Short-term investments comprise securities with a maturity greater than three months but less than one year from the date of purchase.
Other invested assets consist primarily of investments in non-publicly traded companies, private placement equity and fixed maturity investments, derivative financial instruments and other specialty asset classes. Non-publicly traded entities in which the Company has an ownership of more than 20% and less than 50% of the voting shares, and limited partnerships in which the Company has more than a minor interest, are accounted for using either the equity method or the fair value option. The remaining other invested assets are recorded based on valuation techniques depending on the nature of the individual assets. The valuation techniques used by the Company are generally commensurate with standard valuation techniques for each asset class.
Net investment income includes interest and dividend income, amortization of premiums and discounts on fixed maturities and short-term investments and investment income on funds held and funds held–directly managed, and is net of investment expenses and withholding taxes. Investment income is recognized when earned. Realized gains or losses on the disposal of investments are determined on a first-in, first-out basis. Investment purchases and sales are recorded on a trade-date basis.
(g) Funds Held–Directly Managed
The Company elects the fair value option for substantially all of the fixed maturities, short-term investments and certain other invested assets in the segregated investment portfolio underlying the funds held–directly managed account. Accordingly, all changes in the fair value of the segregated investment portfolio underlying the funds held–directly managed account are recorded in net realized and unrealized investment gains or losses in the Consolidated Statements of Operations.
(h) Cash and Cash Equivalents
Cash equivalents are carried at fair value and include fixed income securities that, at purchase, have a maturity of three months or less.
(i) Business Combinations
The Company accounts for transactions in which it obtains control over one or more businesses using the acquisition method. The purchase price is allocated to identifiable assets and liabilities, including any intangible assets, based on their estimated fair value at the acquisition date. The estimates of fair values for assets and liabilities acquired are determined based on various market and income analyses and appraisals. Any excess of the purchase price over the fair value of net assets acquired is recorded as goodwill in the Company’s Consolidated Balance Sheets. All costs associated with an acquisition are expensed as incurred.
(j) Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in a business combination. The Company assesses the appropriateness of its valuation of goodwill on at least an annual basis or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. If, as a result of the assessment, the Company determines that the value of its goodwill is impaired, goodwill will be written down in the period in which the determination is made. In 2016, the Company changed its annual impairment testing date from September 30 to December 31, primarily due to the key inputs and assumptions used to assess the fair value of reporting units being based on the Company’s annual business plan which is approved by the Board in November each year.
(k) Intangible Assets
Intangible assets represent the fair value adjustments related to non-life reserves and the fair values of renewal rights, customer relationships and U.S. licenses arising from acquisitions. Definite-lived intangible assets are amortized over their useful lives and the amortization expense is recorded in the Consolidated Statement of Operations. Indefinite-lived intangible assets are not subject to amortization. The carrying values of indefinite-lived intangible assets are reviewed for indicators of impairment on at least an annual basis or more frequently if events or changes in circumstances indicate that impairment may exist. In 2016, the Company changed its annual impairment testing date from October 1 to December 31 to align with the goodwill impairment testing date. Impairment is recognized if the carrying values of the intangible assets are not recoverable from their undiscounted cash flows and is measured as the difference between the carrying value and the fair value.
(l) Income Taxes
Certain subsidiaries and branches of the Company operate in jurisdictions where they are subject to taxation. Current and deferred income taxes are charged or credited to net income or loss or, in certain cases, to accumulated other comprehensive income or loss, based upon enacted tax laws and rates applicable in the relevant jurisdiction in the period in which the tax becomes accruable or realizable. Deferred income taxes are provided for all temporary differences between the bases of assets and liabilities used in the Consolidated Balance Sheets and those used in the various jurisdictional tax returns. When management’s assessment indicates that it is more likely than not that deferred tax assets will not be realized, a valuation allowance is recorded against the deferred tax assets.
The Company recognizes a tax benefit relating to uncertain tax positions only where the position is more likely than not to be sustained assuming examination by tax authorities. A liability is recognized for any tax benefit (along with any interest and penalty, if applicable) claimed in a tax return in excess of the amount recognized in the financial statements under U.S. GAAP. Any changes in amounts recognized are recorded in the period in which they are determined.
(m) Translation of Foreign Currencies
The reporting currency of the Company is the U.S. dollar. The national currencies of the Company’s subsidiaries and branches are generally their functional currencies, except for the Company’s Bermuda subsidiaries, its Swiss branch and its Singapore subsidiary and branches, whose functional currency is the U.S. dollar. In translating the financial statements of those subsidiaries or branches whose functional currency is other than the U.S. dollar, assets and liabilities are converted into U.S. dollars using the rates of exchange in effect at the balance sheet dates, and revenues and expenses are converted using the average foreign exchange rates for the period. The effect of translation adjustments are reported in the Consolidated Balance Sheets as currency translation adjustment, a separate component of accumulated other comprehensive income or loss.
In recording foreign currency transactions, revenue and expense items are converted into the functional currency at the average rates of exchange for the period. Assets and liabilities originating in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet dates. The resulting foreign exchange gains or losses are included in net foreign exchange gains or losses in the Consolidated Statements of Operations. The Company also records realized and unrealized foreign exchange gains or losses on certain hedged items in net foreign exchange gains or losses in the Consolidated Statements of Operations (see Note 2(n)).
(n) Derivatives
Derivatives Used in Hedging Activities
The Company utilizes derivative financial instruments as part of its overall currency risk management strategy. The Company recognizes all derivative financial instruments, including embedded derivative instruments, as either assets or liabilities in the Consolidated Balance Sheets and measures those instruments at fair value. On the date the Company enters into a derivative contract, management designates whether the derivative is to be used as a hedge of an identified underlying exposure (a designated hedge). The accounting for gains and losses associated with changes in the fair value of a derivative and the effect on the Consolidated Financial Statements depends on its hedge designation and whether the hedge is highly effective in achieving offsetting changes in the fair value of the asset or liability being hedged.
The derivatives employed by the Company to hedge currency exposure related to fixed income securities and other reinsurance assets and liabilities are not designated as hedges. The changes in fair value of these derivatives not designated as hedges are recognized in Net foreign exchange gains or losses in the Consolidated Statements of Operations.
As part of its overall strategy to manage its level of currency exposure, from time to time the Company uses forward foreign exchange derivatives to hedge or partially hedge the net investment in certain subsidiaries and branches whose functional currencies are not the U.S. dollar. These derivatives are designated as net investment hedges, and accordingly, the changes in fair value of the derivative and the hedged item related to foreign currency are recognized in currency translation adjustment in the Consolidated Balance Sheets. The Company also uses, from time to time, interest rate derivatives to mitigate exposure to interest rate volatility.
The Company formally documents all relationships between designated hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset or liability that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its designated hedging relationships both at the hedge inception and on an ongoing basis. The Company assesses the effectiveness of its designated hedges using the period-to-period dollar offset method on an individual currency basis. If the ratio obtained with this method is within the range of 80% to 125%, the Company considers the hedge effective. The time value component of the designated net investment hedges is included in the assessment of hedge effectiveness.
The Company will discontinue hedge accounting prospectively if it is determined that the derivative is no longer effective in offsetting changes in the fair value of a hedged item. To the extent that the Company discontinues hedge accounting related to its net investment in subsidiaries and branches whose functional currencies are not the U.S. dollar, because, based on management’s assessment, the derivative no longer qualifies as an effective hedge, the derivative will continue to be carried in the Consolidated Balance Sheets at its fair value, with changes in its fair value recognized in Net foreign exchange gains or losses in the Consolidated Statements of Operations.
Other Derivatives
The Company’s investment strategy allows for the use of derivative instruments, subject to strict limitations. The Company utilizes various derivative instruments such as foreign exchange forward contracts, foreign currency option contracts, futures contracts, to-be-announced mortgage-backed securities (TBAs) and credit default swaps for the purpose of managing overall currency risk, market exposures and portfolio duration, for hedging certain investments, or for enhancing investment performance that would be allowed under the Company’s investment policy if implemented in other ways. These instruments are recorded at fair value as assets and liabilities in the Consolidated Balance Sheets. Changes in fair value are included in net realized and unrealized investment gains or losses in the Consolidated Statements of Operations, except changes in the fair value of foreign currency option contracts and foreign exchange forward contracts which are included in net foreign exchange gains or losses in the Consolidated Statements of Operations. Margin balances required by counterparties, which are equal to a percentage of the total value of open futures contracts, are included in cash and cash equivalents.
The Company enters from time to time into weather and longevity related transactions that are structured as derivatives, which are recorded at fair value with the changes in fair value reported in net realized and unrealized investment gains or losses in the Consolidated Statements of Operations.
The Company enters from time to time into total return and interest rate swaps. Margins related to these swaps are included in other income or loss in the Consolidated Statements of Operations and any changes in the fair value of the swaps are included in net realized and unrealized investment gains or losses in the Consolidated Statements of Operations.
(o) Pensions
The Company recognizes an asset or a liability in the Consolidated Balance Sheets for the funded status of its defined benefit plans that are overfunded or underfunded, respectively, measured as the difference between the fair value of plan assets and the pension obligation and recognizes changes in the funded status of defined benefit plans in the year in which the changes occur as a component of accumulated other comprehensive income or loss, net of tax.
(p) Variable Interest Entities
The Company is involved in the normal course of business with variable interest entities (VIEs). An assessment is performed as of the date the Company becomes initially involved in the VIE followed by a reassessment upon certain events related to its involvement in the VIE. The Company consolidates a VIE when it is the primary beneficiary having a controlling financial interest as a result of having the power to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or right to receive benefits, that could potentially be significant to the VIE.
(q) Segment Reporting
Effective July 1, 2016, the Company monitors the performance of its operations in three segments: Property & Casualty (P&C), Specialty, and Life and Health (previously Non-life, Life and Health, and Corporate and Other). Segments represent markets that are reasonably homogeneous in terms of client types, buying patterns, underlying risk patterns or approach to risk management.
Since the Company does not manage its assets by segment, net investment income is not allocated to the P&C and Specialty segments. However, because of the interest-sensitive nature of some of the Company’s Life and Health products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment. The following items are not considered in evaluating the results of the P&C, Specialty and Life and Health segments: net realized and unrealized investment gains or losses, interest expense, loss on redemption of senior notes, amortization of intangible assets, net foreign exchange gains or losses, income tax expense or benefit and interest in earnings and losses of equity method investments. These items are included in the Corporate and Other component, which is comprised of the Company’s investment and corporate activities, including other expenses.
(r) Recent Accounting Pronouncements
In February 2015, the Financial Accounting Standards Board (FASB) issued updated guidance on the consolidation of voting interest entities and variable interest entities. The update required the Company to reevaluate the conclusions regarding consolidation of certain legal entities. This guidance was effective for annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of this guidance on January 1, 2016 did not result in any non-consolidated VIEs having to be consolidated; however, it did result in the deconsolidation of one VIE, Lorenz Re Ltd., which did not have a significant impact on the Company’s Condensed Consolidated Financial Statements and disclosures.  Refer to Note 12 for further details.
In May 2015, the FASB issued updated guidance on disclosure requirements for insurance companies that issue short-duration contracts, which requires additional disclosures, including claims development tables. This information is required to be disaggregated to provide useful information avoiding aggregation of items that have significantly different characteristics. This guidance is effective for annual periods beginning after December 15, 2015 with retrospective application required. The new disclosures have been included in Note 8 to the Consolidated Financial Statements.
In February 2016, the FASB issued updated guidance on the accounting for leases. This update requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous guidance and expands required disclosures. The guidance is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this guidance on its Consolidated Financial Statements and disclosures.
In March 2016, the FASB issued updated guidance on the transition to the equity method of accounting. This update eliminates the requirement to retroactively adjust the carrying value of an investment when it qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence. The guidance is effective for interim and annual periods beginning after December 15, 2016, with early adoption permitted. The adoption of this guidance on January 1, 2016 did not have a significant impact on the Company’s Consolidated Financial Statements and disclosures.
In August 2016, the FASB issued updated guidance on the classification of certain cash receipts and payments.  This update addresses the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. The guidance is effective for fiscal periods beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this guidance on the Company’s Consolidated Financial Statements.
In October 2016, the FASB issued updated guidance on income taxes with respect to intra-entity transfers of assets. This update requires recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. The guidance is effective for fiscal periods beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this guidance on the Company’s Consolidated Financial Statements.
In October 2016, the FASB issued updated guidance on consolidation with respect to interests held through related parties that are under common control. This update requires that a reporting entity, in determining whether it satisfies the primary beneficiary criteria, include all of its direct variable interests in a VIE  as well as its indirect variable interests on a proportionate basis in a VIE held through related parties, including related parties that are under common control with the reporting entity. The guidance is effective for fiscal years beginning after December 15, 2016, with early adoption permitted. The Company does not expect the adoption of this guidance to have a material impact on the Company’s Consolidated Financial Statements.